AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 31.0%
Communications Equipment – 1.5%
Calix, Inc.(a)	44,060	$2,158,499

Electronic Equipment, Instruments & Components – 5.7%
Flex Ltd.(a)	28,848	1,888,390
Halma PLC	69,281	3,535,464
Mirion Technologies, Inc.(a)	35,840	666,266
TE Connectivity PLC	10,160	2,123,643

		8,213,763

Semiconductors & Semiconductor Equipment – 11.5%
Broadcom, Inc.	6,830	2,113,953
NVIDIA Corp.	33,767	5,888,965
NXP Semiconductors NV	10,370	2,041,438
Qnity Electronics, Inc.	13,330	1,538,016
Taiwan Semiconductor Manufacturing Co., Ltd.	85,300	4,933,285

		16,515,657

Software – 5.7%
Cadence Design Systems, Inc.(a)	8,490	2,359,116
Crowdstrike Holdings, Inc. – Class A(a)	4,575	1,786,126
Microsoft Corp.	10,632	3,935,647

		8,080,889

Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	25,720	6,527,479
Samsung Electronics Co., Ltd.	25,450	2,976,665

		9,504,144

		44,472,952

Industrials – 22.7%
Commercial Services & Supplies – 6.2%
Tetra Tech, Inc.	72,734	2,190,748
Veralto Corp.	25,044	2,214,391
Waste Management, Inc.	19,560	4,494,692

		8,899,831

Construction & Engineering – 1.7%
WSP Global, Inc.	15,835	2,464,436

Electrical Equipment – 5.8%
Emerson Electric Co.	18,290	2,396,356
Prysmian SpA	23,375	2,760,379
Rockwell Automation, Inc.	8,791	3,154,914

		8,311,649

Industrial Conglomerates – 1.5%
Hitachi Ltd.	72,200	2,118,022

Machinery – 6.3%
Cummins, Inc.	4,080	2,195,122
Daifuku Co., Ltd.	65,300	2,305,681
Metso Oyj	61,840	1,071,705
Sandvik AB	37,070	1,425,039

Company	Shares	U.S. $ Value

Shenzhen Inovance Technology Co., Ltd. – Class A	207,175	$2,029,577

		9,027,124

Professional Services – 1.2%
Huron Consulting Group, Inc.(a)	13,610	1,735,139

		32,556,201

Financials – 14.3%
Banks – 6.5%
BPER Banca SpA	102,180	1,339,091
Erste Group Bank AG	19,580	2,115,135
Fifth Third Bancorp	45,160	2,098,134
NatWest Group PLC	269,330	1,995,181
NU Holdings Ltd./Cayman Islands – Class A(a)	122,112	1,754,749

		9,302,290

Capital Markets – 2.8%
London Stock Exchange Group PLC	16,962	2,003,004
LPL Financial Holdings, Inc.	6,740	2,027,594

		4,030,598

Financial Services – 2.6%
Visa, Inc. – Class A	12,207	3,689,444

Insurance – 2.4%
AIA Group Ltd. – Class H	310,600	3,451,177

		20,473,509

Health Care – 12.9%
Health Care Equipment & Supplies – 3.8%
Medtronic PLC	25,493	2,208,968
STERIS PLC	3,320	734,152
Stryker Corp.	7,780	2,556,430

		5,499,550

Health Care Providers & Services – 3.0%
Apollo Hospitals Enterprise Ltd.	19,241	1,536,570
McKesson Corp.	3,130	2,708,577

		4,245,147

Pharmaceuticals – 6.1%
AstraZeneca PLC	15,710	3,071,933
Galderma Group AG(a)	13,210	2,596,210
Merck & Co., Inc.	25,360	3,050,554

		8,718,697

		18,463,394

Utilities – 6.2%
Electric Utilities – 3.1%
NextEra Energy, Inc.	47,257	4,389,230

Water Utilities – 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	145,615	4,448,400

		8,837,630

Company	Shares	U.S. $ Value

Communication Services – 2.6%
Interactive Media & Services – 2.6%
Alphabet, Inc. – Class A	13,230	$3,804,419

Real Estate – 2.0%
Health Care REITs – 2.0%
Welltower, Inc.	14,680	2,902,383

Consumer Discretionary – 1.5%
Automobile Components – 1.5%
Sumitomo Electric Industries Ltd.	38,400	2,181,890

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp.	19,240	2,089,656

Materials – 1.0%
Chemicals – 1.0%
Nissan Chemical Corp.	36,000	1,399,904

Total Common Stocks (cost $115,311,464)		137,181,938

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(b) (c) (d) (cost $5,731,479)	5,731,479	5,731,479

Total Investments – 99.7% (cost $121,042,943)(e)		142,913,417
Other assets less liabilities – 0.3%		415,932

Net Assets – 100.0%		$143,329,349

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	6,636	USD	1,271	04/02/2026	$(9,708)
Bank of America NA	USD	1,262	BRL	6,636	04/02/2026	19,401
Bank of America NA	JPY	455,464	USD	2,896	04/10/2026	24,461
Bank of America NA	USD	5,441	JPY	854,270	04/10/2026	(54,708)
Bank of America NA	USD	613	KRW	912,764	04/14/2026	(5,955)
Bank of New York (The)	USD	626	CAD	858	04/17/2026	(8,587)
Barclays Capital, Inc.	JPY	323,049	USD	2,082	04/10/2026	44,737
Barclays Capital, Inc.	USD	626	JPY	99,668	04/10/2026	2,732
Barclays Capital, Inc.	USD	391	KRW	572,049	04/14/2026	(10,419)
Barclays Capital, Inc.	EUR	461	USD	530	04/16/2026	(3,463)
Barclays Capital, Inc.	USD	2,387	CAD	3,247	04/17/2026	(50,942)
Citibank NA	CAD	4,987	USD	3,663	04/17/2026	75,722
Citibank NA	TWD	20,188	USD	640	04/24/2026	9,845
Citibank NA	USD	1,115	INR	101,394	05/13/2026	(40,295)
Deutsche Bank AG	INR	36,146	USD	392	05/13/2026	8,931
Goldman Sachs Bank USA	KRW	715,924	USD	483	04/14/2026	6,693
HSBC Bank USA	BRL	26,444	USD	5,066	04/02/2026	(38,684)
HSBC Bank USA	USD	5,016	BRL	26,444	04/02/2026	89,234
HSBC Bank USA	KRW	1,370,960	USD	949	04/14/2026	37,446

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	576	CAD	785	04/17/2026	$(10,948)
HSBC Bank USA	BRL	26,444	USD	4,985	05/05/2026	(89,455)
JPMorgan Chase Bank	JPY	132,689	USD	852	04/10/2026	15,179
JPMorgan Chase Bank	KRW	577,700	USD	401	04/14/2026	17,121
JPMorgan Chase Bank	USD	492	KRW	730,423	04/14/2026	(5,944)
JPMorgan Chase Bank	USD	1,697	CHF	1,308	04/16/2026	(59,309)
JPMorgan Chase Bank	TWD	12,176	USD	382	04/24/2026	1,943
Morgan Stanley Bank NA	JPY	174,659	USD	1,098	04/10/2026	(2,876)
Morgan Stanley Bank NA	EUR	508	USD	592	04/16/2026	4,168
Morgan Stanley Bank NA	USD	2,170	EUR	1,837	04/16/2026	(45,660)
Morgan Stanley Capital Services, Inc.	USD	745	JPY	117,095	04/10/2026	(6,790)
Morgan Stanley Capital Services, Inc.	EUR	781	USD	933	04/16/2026	29,555
Morgan Stanley Capital Services, Inc.	USD	4,046	EUR	3,372	04/16/2026	(145,801)
Morgan Stanley Capital Services, Inc.	USD	2,530	AUD	3,647	04/22/2026	(14,000)
Standard Chartered Bank	KRW	813,883	USD	569	04/14/2026	27,629
Standard Chartered Bank	USD	966	KRW	1,422,836	04/14/2026	(19,725)
Standard Chartered Bank	GBP	4,917	USD	6,645	04/24/2026	136,773
Standard Chartered Bank	USD	368	TWD	11,719	04/24/2026	(2,061)
Standard Chartered Bank	HKD	20,293	USD	2,603	06/18/2026	4,363
State Street Bank & Trust Co.	JPY	128,856	USD	820	04/10/2026	7,799
State Street Bank & Trust Co.	JPY	62,148	USD	391	04/10/2026	(748)
State Street Bank & Trust Co.	USD	855	JPY	134,753	04/10/2026	(4,578)
State Street Bank & Trust Co.	CHF	985	USD	1,288	04/16/2026	53,859
State Street Bank & Trust Co.	EUR	1,326	USD	1,572	04/16/2026	38,189
State Street Bank & Trust Co.	EUR	358	USD	412	04/16/2026	(2,323)
State Street Bank & Trust Co.	USD	413	EUR	352	04/16/2026	(5,524)
State Street Bank & Trust Co.	CAD	593	USD	435	04/17/2026	8,723
State Street Bank & Trust Co.	SEK	3,763	USD	425	04/23/2026	27,341
State Street Bank & Trust Co.	GBP	324	USD	436	04/24/2026	7,469
State Street Bank & Trust Co.	USD	1,213	GBP	911	04/24/2026	(7,446)
State Street Bank & Trust Co.	USD	565	ZAR	9,091	04/24/2026	(28,582)
State Street Bank & Trust Co.	USD	415	MXN	7,348	05/21/2026	(6,349)
State Street Bank & Trust Co.	HKD	2,953	USD	379	06/18/2026	558
UBS	BRL	33,080	USD	6,379	04/02/2026	(6,835)
UBS	USD	6,338	BRL	33,080	04/02/2026	48,392
UBS	KRW	745,658	USD	519	04/14/2026	22,896
UBS	USD	509	CAD	690	04/17/2026	(12,193)
UBS	TWD	13,586	USD	430	04/24/2026	6,224
UBS	USD	2,180	CNH	14,974	05/22/2026	1,544

						$79,019

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,297,255 and gross unrealized depreciation of investments was $(7,347,762), resulting in net unrealized appreciation of $21,949,493.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

55.6%	United States
7.4%	United Kingdom
5.6%	Japan
4.3%	Brazil
3.5%	Taiwan
3.3%	Switzerland
3.2%	Canada
2.9%	Italy
2.4%	Hong Kong
2.1%	South Korea
1.5%	Austria
1.4%	China
1.1%	India
1.7%	Other
4.0%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Finland and Sweden.

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$33,027,538	$11,445,414	$—	$44,472,952
Industrials	20,845,798	11,710,403	—	32,556,201
Financials	9,569,921	10,903,588	—	20,473,509

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	11,258,681	7,204,713		—	18,463,394
Utilities	8,837,630	—		—	8,837,630
Communication Services	3,804,419	—		—	3,804,419
Real Estate	2,902,383	—		—	2,902,383
Consumer Discretionary	—	2,181,890		—	2,181,890
Energy	2,089,656	—		—	2,089,656
Materials	—	1,399,904		—	1,399,904
Short-Term Investments	5,731,479	—		—	5,731,479

Total Investments in Securities	98,067,505	44,845,912	(a)	—	142,913,417
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	778,927		—	778,927
Liabilities:
Forward Currency Exchange Contracts	—	(699,908)		—	(699,908)

Total	$98,067,505	$44,924,931		$—	$142,992,436

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,392	$27,229	$28,890	$5,731	$49